Revenue from Contract with Customer Revenue from Contract with Customer - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016 [1]
Changes in contract assets and liabilities [Line Items]
Contract with Customer, Asset, Net	€ 95.9	€ 270.4		€ 148.3
Contract liabilities	2,953.2	2,152.0	[2]	€ 1,833.8
Contract with Customer, Liability, Revenue Recognized	(1,306.3)	(1,197.9)
Contract with Customer, Asset, Consideration Becoming Unconditional	0.0	0.0
Contract with Customer, Liability, Consideration Becoming Unconditional	2,082.5	1,759.1
Contract with Customer, Asset, To Be Invoiced	192.3	456.7
Contract with Customer, Liability, To Be Invoiced	0.0	0.0
Contract with Customer, Asset, Reclassified to Receivable	(456.2)	(91.6)
Contract with Customer, Asset, Cumulative Catch-up Adjustment to Revenue, Modification of Contract	0.0	0.0
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract	(64.4)	0.0
Assets [Member]
Changes in contract assets and liabilities [Line Items]
Contract with customer, Transfer between contract assets and liabilities	89.4	(243.0)
Liability [Member]
Changes in contract assets and liabilities [Line Items]
Contract with customer, Transfer between contract assets and liabilities	€ 89.4	€ (243.0)

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.